CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net income	$ 416,180
Adjustments to reconcile net income to net cash used in operating activities
Net cash used in operating activities	(1,120,840)
Cash flows from investing activities:
Net cash used in investing activities	442,882
Cash flows from financing activities:
Net cash provided by financing activities
Cash at beginning of period	1,100,031
Cash at end of period	422,073	$ 9,614
Southland Holding Llc [Member]
Cash flows from operating activities:
Net income	42,478,000	27,375,000
Adjustments to reconcile net income to net cash used in operating activities
Depreciation and amortization	35,163,000	35,251,000
Deferred taxes	(440,000)	(77,000)
Gain on sale of assets	(1,343,000)	(4,225,000)
Earnings from equity method investments	(7,346,000)	(5,439,000)
Foreign currency remeasurement loss	746,000	108,000
Gain on trading securities, net	(257,000)	(1,285,000)
Increase in accounts receivable	(24,167,000)	(46,111,000)
(Increase) decrease in contract assets	(72,703,000)	25,677,000
(Increase) decrease in prepaid expenses and other current assets	(1,001,000)	5,839,000
Decrease in ROU assets	930,000	3,621,000
(Decrease) increase in accounts payable, accrued expenses, and other current liabilities	(6,997,000)	23,469,000
Decrease in contract liabilities	(29,591,000)	(126,297,000)
Decrease in operating lease liabilities	(1,206,000)	(3,663,000)
Other	(5,202,000)	173,000
Net cash used in operating activities	(70,936,000)	(65,584,000)
Cash flows from investing activities:
Purchase of property and equipment	(4,384,000)	(16,104,000)
Proceeds from sale of property and equipment	3,897,000	10,066,000
Loss on investment in limited liability company	336,000	248,000
Proceeds from the sale of trading securities	840,000
Purchase of interest of other investments		(150,000)
Capital contribution to unconsolidated investments	(1,000,000)	(835,000)
Net cash used in investing activities	(311,000)	(6,775,000)
Cash flows from financing activities:
Borrowings on line of credit	55,000,000	41,000,000
Payments on line of credit		(72,000,000)
Borrowings on notes payable	115,000	204,819,000
Payments on notes payable	(31,161,000)	(141,785,000)
Payments of deferred financing costs		412,000
Payments to related parties	(405,000)	(674,000)
Advances from related parties		1,225,000
Payments on capital lease	(6,298,000)	(3,585,000)
Capital contributions from noncontrolling members		926,000
Distributions	(1,556,000)	(573,000)
Preferred stock dividends		(97,000)
Net cash provided by financing activities	15,695,000	29,668,000
Effect of exchange rate on cash	1,834,000	(1,769,000)
Net (decrease) increase in cash and cash equivalents and restricted cash	(53,718,000)	(44,460,000)
Cash at beginning of period	111,242,000	180,396,000
Cash at end of period	57,524,000	135,936,000
Supplemental cash flow information
Cash paid for income taxes	6,153,000	13,882,000
Cash paid for interest	6,464,000	5,538,000
Non-cash investing and financing activities:
Lease assets obtained in exchange for new leases	$ 12,537,000	$ 10,296,000